Income tax expense (Details)	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Taxes [Abstract]
Average effective tax rate	10.20%	60.70%	8.60%	(193.40%)